Subsequent Events (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 22, 2017	Feb. 28, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Business Combination, Contingent Consideration Arrangements, Description			The after tax profit targets will be reviewed yearly and in aggregate at the end of the fifth year. For example, if the aggregate after-tax income target is met after the fifth year, the aggregate cash payment will be approximately $62.9 million, even if all of the other after-tax profit targets from 2017-2020 were not met. As a counterexample, if the after-tax income targets for 2017 and 2018 are met and the targets from 2019, 2020 and 2021 are not met (with the aggregate after-tax income also under the target of approximately $232.6 million, then the current owners of LiNiu Network would only receive the cash payments for 2017 and 2018 (a total of $3.9 million).
Notes Payable, Related Parties, Current			$ 12,078,017	$ 2,827,584
Lam and Vong [Member]
Subsequent Event [Line Items]
Notes Payable, Related Parties, Current			$ 11,700,000
Subsequent Event [Member] | Lou Kan Kuong [Member]
Subsequent Event [Line Items]
Due To Shareholders Reclassified To Equity		$ 4,100,000
Long-term Purchase Commitment, Amount		14,200,000
Subsequent Event [Member] | Lou Kan Kuong [Member] | Marker Receivable [Member]
Subsequent Event [Line Items]
Accounts Receivable, Net		10,100,000
Accounts Receivable, Gross		17,200,000
Subsequent Event [Member] | Lam and Vong [Member]
Subsequent Event [Line Items]
Due To Officers Or StockHolders Current ,Offset by Marker Receivable		11,600,000
Due To Shareholders Reclassified To Equity		2,000,000
Subsequent Event [Member] | Lam and Vong [Member] | Marker Receivable [Member]
Subsequent Event [Line Items]
Accounts Receivable, Net		9,600,000
Accounts Receivable, Gross		$ 14,800,000
Caro Capital LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Loss Contingency, Damages Sought, Value	$ 328,000
Jia-Heng Industrial Ltd [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage		51.00%
Stock Issued During Period, Shares, Acquisitions		12,484,000